WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 30.5%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$5,631,375
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	12,611,925
AT&T Inc., Senior Notes	1.650%	2/1/28	17,520,000	16,989,197
AT&T Inc., Senior Notes	2.250%	2/1/32	7,070,000	6,734,133
AT&T Inc., Senior Notes	3.100%	2/1/43	17,540,000	16,404,010
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	3,515,650
AT&T Inc., Senior Notes	3.500%	9/15/53	11,000	10,185	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	10,431,000	9,563,710	(a)
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	245,069
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,303,517
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,552,000	2,771,391
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	7,671,000	8,325,031
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	2,250,000	2,203,396
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	4,800,000	4,802,678
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,525,484
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	6,930,428
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	2,100,044
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	7,204,587
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	11,040,231
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,924,860
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	5,372,652
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	6,543,085
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	21,430,000	21,429,291

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	1

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	$38,438,000	$44,689,858
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,646,655
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	14,918,060
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	7,098,836
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	4,107,251
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	6,185,368
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	738,897
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	11,586,000	13,471,803
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	15,901,986
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	13,330,579

Total Diversified Telecommunication Services				281,271,222

Entertainment - 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	322,000	347,035
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	49,945
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,889,996

Total Entertainment				3,286,976

Interactive Media & Services - 0.3%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,711,990
Alphabet Inc., Senior Notes	0.800%	8/15/27	3,240,000	3,105,210
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,506,842
Alphabet Inc., Senior Notes	2.050%	8/15/50	6,180,000	5,121,226
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	37,712,000	40,469,847	(a)
Tencent Holdings Ltd., Senior Notes	2.390%	6/3/30	3,000,000	2,900,903	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	7,000,000	6,463,225	(b)

Total Interactive Media & Services				63,279,243

Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,874,000	28,214,060

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	$940,000	$1,019,403
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	6,944,075
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	29,105,233
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	2,410,090
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	220,476
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,197,000	9,672,394
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	3,227,761
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,572,871
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	2,262,628
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	7,871,022
Comcast Corp., Senior Notes	3.100%	4/1/25	440,000	475,634
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	7,147,002

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.150%	3/1/26	$4,835,000	$5,252,067
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	3,164,968
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	30,668,558
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	4,247,507
Comcast Corp., Senior Notes	4.250%	10/15/30	14,767,000	16,980,946
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	4,962,708
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,519,962
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,857,369
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,537,015
Comcast Corp., Senior Notes	3.750%	4/1/40	920,000	1,010,797
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	715,297
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	6,806,524
Comcast Corp., Senior Notes	4.700%	10/15/48	4,362,000	5,403,237
Comcast Corp., Senior Notes	3.450%	2/1/50	5,270,000	5,454,155
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	22,555,622
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,191,000	1,567,848
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	560,998
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	1,322,747
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	6,300,581
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	21,372

Total Media				226,052,927

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	4,533,000	4,686,127
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,832,250	2,857,924	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,406,000	1,509,798	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	6,820,000	7,364,782	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	1,330,000	1,455,233	(a)

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	$1,640,000	$1,610,103	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	15,420,000	16,755,526	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	4,900,000	4,806,606	(a)
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	8,270,000	7,867,251	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	2,350,000	2,613,341	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,020,000	4,668,725	(a)
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	2,300,000	2,152,386	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	6,580,000	7,563,750
Total Wireless Telecommunication Services				65,911,552

TOTAL COMMUNICATION SERVICES				639,801,920

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.1%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	949,000	954,641	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	8,014,000	8,131,806
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	914,200
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	5,470,669
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	910,597
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,155,000	1,182,329
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	1,054,918

Total Automobiles				18,619,160

Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	11,521,871
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	1,065,527
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,757,063
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	8,022,613
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	4,359,417
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,726,740
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,644,066
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,676,762
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	8,569,605

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	5

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.600%	7/1/30	$4,130,000	$4,510,056
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	7,127,411
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	837,316
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	10,396,401
Sands China Ltd., Senior Notes	4.600%	8/8/23	5,208,000	5,582,403
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	8,468,839

Total Hotels, Restaurants & Leisure				83,266,090

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,682,000	1,776,612
Newell Brands Inc., Senior Notes	4.700%	4/1/26	179,000	197,763

Total Household Durables				1,974,375

Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	26,048,000	27,960,880
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	8,195,336
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	9,879,742
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	6,746,869
Amazon.com Inc., Senior Notes	1.500%	6/3/30	9,500,000	9,063,905
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	7,691,797
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	3,998,765
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	25,598,349
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	16,230,780
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	5,706,032
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	11,731,886	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	14,066,526	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	11,886,657	(a)

Total Internet & Direct Marketing Retail				158,757,524

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	660,000	694,657

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	4,395,171
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	860,132
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,569,547
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	5,130,991
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	923,912
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	9,683,862
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	3,232,168
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	7,045,966

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	$4,450,000	$4,855,571
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,482,855

Total Specialty Retail				42,180,175

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,955,708
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	6,453,821
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	6,282,549
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,967,057
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	1,230,466

Total Textiles, Apparel & Luxury Goods				20,889,601

TOTAL CONSUMER DISCRETIONARY				326,381,582

CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	14,562,107
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	12,715,988
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,460,000	1,628,105
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	19,475,000	22,772,178
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,938,199
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	11,834,436
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	22,412,375
Coca-Cola Co., Senior Notes	2.950%	3/25/25	2,910,000	3,142,129
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,912,467
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	4,111,603
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	3,774,138
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	2,885,022
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,535,699
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	367,000	378,736
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,776,498
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	800,776

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
PepsiCo Inc., Senior Notes	2.625%	3/19/27	$760,000	$809,239
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	2,306,791
PepsiCo Inc., Senior Notes	4.000%	3/5/42	430,000	485,413
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	2,201,157
PepsiCo Inc., Senior Notes	3.625%	3/19/50	1,070,000	1,182,385
PepsiCo Inc., Senior Notes	3.875%	3/19/60	1,700,000	1,922,132

Total Beverages				127,087,573

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	11,460,259
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,585
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	4,940,625
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	366,722	442,193
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	4,250,031	4,960,388
Walmart Inc., Senior Notes	3.400%	6/26/23	2,430,000	2,592,691
Walmart Inc., Senior Notes	3.550%	6/26/25	2,070,000	2,283,123
Walmart Inc., Senior Notes	3.050%	7/8/26	7,308,000	7,946,331
Walmart Inc., Senior Notes	3.700%	6/26/28	9,233,000	10,390,698

Total Food & Staples Retailing				45,025,893

Food Products - 0.3%
Danone SA, Senior Notes	2.077%	11/2/21	4,218,000	4,255,675	(a)
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,780,125	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,608,576	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,914,160
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,725,335
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	337,746
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	40,569
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,460,897	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	10,463,543	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,996,538	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	4,150,000	4,253,368	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	10,138,981

Total Food Products				51,975,513

Household Products - 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,951,405

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Products - (continued)
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	$1,200,000	$1,294,008
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,694,887

Total Household Products				6,940,300

Tobacco - 0.6%
Altria Group Inc., Senior Notes	4.750%	5/5/21	2,902,000	2,912,594
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,836,600
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	10,154,147
Altria Group Inc., Senior Notes	4.800%	2/14/29	4,039,000	4,643,845
Altria Group Inc., Senior Notes	2.450%	2/4/32	140,000	133,879
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	5,665,823
Altria Group Inc., Senior Notes	5.950%	2/14/49	19,034,000	23,752,061
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	867,708
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	18,905,628
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	3,133,884
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,767,000	5,815,540
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,666,432	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,567,000	1,592,969
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,396,404
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,804,982
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,988,630
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	4,192,197
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,612,322
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,341,572
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,901,652

Total Tobacco				109,318,869

TOTAL CONSUMER STAPLES				340,348,148

ENERGY - 5.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	192,000	211,280
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,201,080

Total Energy Equipment & Services				1,412,360

Oil, Gas & Consumable Fuels - 5.0%
Apache Corp., Senior Notes	3.250%	4/15/22	930,000	940,462
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	97,540

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.100%	9/1/40	$11,863,000	$11,618,326
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	6,800,622
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	17,039,718
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	16,374,779
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	630,000	661,979
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	6,511,000	6,947,661
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	1,400,000	1,519,525
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	7,263,483
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	9,478,076
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	10,326,364
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,728,927
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,290,000	13,122,572
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	1,084,450
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	679,136
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,916,000	1,977,486
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	979,411
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,220,828
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	11,040,000	11,163,815	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	16,108,966	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,800,437
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,813,930
Chevron Corp., Senior Notes	2.978%	5/11/40	6,870,000	6,817,326
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	8,349,898
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	9,903,470
Chevron USA Inc., Senior Notes	5.250%	11/15/43	3,179,000	4,121,685
Chevron USA Inc., Senior Notes	5.050%	11/15/44	19,070,000	24,243,534
Chevron USA Inc., Senior Notes	4.950%	8/15/47	9,168,000	11,554,099
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,872,000	2,037,330

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	$10,409,000	$11,340,543
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	15,960,000	17,681,483
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	443,736
ConocoPhillips, Senior Notes	3.750%	10/1/27	4,894,000	5,412,205	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	18,303,000	20,767,004	(a)
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	762,840
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	2,023,183
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,974,857
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	15,428,051
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,770,000	3,777,144
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	3,236,486
Devon Energy Corp., Senior Notes	5.600%	7/15/41	11,940,000	13,800,753
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	10,073,609
Devon Energy Corp., Senior Notes	5.000%	6/15/45	12,450,000	13,634,021
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	2,685,000	2,833,849
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	3,352,000	3,481,399
Ecopetrol SA, Senior Notes	5.875%	5/28/45	34,615,000	37,002,743
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,809,938
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	7,020,000	7,312,083
Energy Transfer Operating LP, Senior Notes	4.750%	1/15/26	2,060,000	2,288,725
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	1,907,000	2,135,314
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	3,738,000	4,257,673
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	18,980,000	19,589,853
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	6,394,000	7,521,276
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	11,288,206

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	$4,660,000	$4,923,036
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	19,391,248
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	631,509
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	653,775
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,963,009
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	473,401
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	5,932,055
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	730,000	839,608
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	1,440,000	1,538,302
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	7,250,000	7,150,398
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	530,000	532,553
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	228,135
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	15,052,093
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	7,360,546
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	20,330,566
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,170,000	1,199,156
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	18,766,490
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	3,180,948
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	13,379,922
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	6,750,279
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	2,252,958
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	4,031,533
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	3,288,325
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	4,046,884
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	14,956,497	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	12,918,432	(a)

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	$2,803,000	$3,591,105	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	371,537
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,975,712
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	149,989
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	807,644
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	927,837
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	633,506
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	164,529
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	2,011,550
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	18,800,000	21,044,402
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	4,270,000	5,116,900
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	1,110,230
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	9,000,000	9,950,229	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,985,177
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	4,184,722
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,932,268
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	4,714,626
MPLX LP, Senior Notes	4.700%	4/15/48	7,377,000	8,006,045
MPLX LP, Senior Notes	5.500%	2/15/49	3,224,000	3,793,358
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	679,670
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	10,350,000	10,249,501
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	8,500,000	8,425,625
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	664,006
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,451,532
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,127,956

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	$11,579,000	$10,879,049
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	9,764,931
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,416,380
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	15,633,191
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,440,656
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,187,299
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,421,946
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,689,733
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,738,827
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	8,190,576	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,081,000	3,231,661
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,316,340
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	32,653,195	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	8,028,286	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	3,705,614
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	4,574,448
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	3,289,817
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	10,584,644
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	3,816,420
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,857,266
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	8,210,000	7,768,636
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	233,612	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	154,660	(a)
Shell International Finance BV, Senior Notes	1.875%	5/10/21	931,000	932,466

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	$6,654,000	$7,108,100
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	8,382,270
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	11,414,809
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,728,238
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	4,788,147
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	4,221,582
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	16,686,298
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	20,070,870	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	5,455,698
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	540,000	570,019
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,120,000	2,113,372	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	21,544,436
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	5,261,818
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	2,630,000	2,726,232
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.325%	1/13/23	1,700,000	1,666,792	(c)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	331,000	340,688
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	8,465,791
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,751,224
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,817,405
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	30,366
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	9,345,181
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	2,212,749

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
WPX Energy Inc., Senior Notes	5.250%	10/15/27	$1,580,000	$1,686,192
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,412,000	1,522,545

Total Oil, Gas & Consumable Fuels				996,914,598

TOTAL ENERGY				998,326,958

FINANCIALS - 9.5%
Banks - 6.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,515,723	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	4/16/21	1,030,000	1,014,143	(c)(d)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,860,708
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	29,493,092
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.344%	4/12/23	2,149,000	2,179,895	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,827,561
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,390,940
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,426,365
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	5,010,061
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	11,355,930
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	51,980,000	51,853,145	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,820,394	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	15,746,059	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,331,521	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	16,554,150	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	8,212,886	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	8,373,484	(c)

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	$3,717,000	$4,073,725	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	5,516,043	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	25,202,315	(c)
Bank of America Corp., Senior Notes
(4.083% to 3/20/50 then SOFR + 3.412%)	4.083%	3/20/51	25,140,000	27,962,214	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	13,537,223	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,968,743
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	3,150,677
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,229,372
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	19,436,951
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	13,138,283
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,447,297	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	7,144,401
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	5,270,000	5,343,641
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,206,000	3,261,175	(a)
Barclays PLC, Senior Notes	3.684%	1/10/23	11,060,000	11,314,702
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	5,638,211	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	8,894,625	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,646,745	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	9,010,230	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	$8,840,000	$9,070,110	(a)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	12,136,076	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	17,913,891	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	10,304,115	(a)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,910,758	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	5,086,600	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	7,195,484
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	12,994,754
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	5,064,411
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	8,431,020
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	2,058,754
Citigroup Inc., Senior Notes (1.678% to 5/15/24 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,585,286	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	56,980,000	56,981,672	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,565,691	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	19,540,323	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	20,000,792	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	10,236,814	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,956,973
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	5,057,873
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	3,158,151
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,499,969
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	28,557,299

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	$412,000	$546,304
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	805,105
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	825,391
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,803,560
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	854,583
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,567,000	1,713,038
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,520,000	3,859,567
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	14,411,112
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	10,002,957
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	909,353
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,473,501	(a)(c)
Credit Agricole SA, Senior Notes
(1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	6,005,711	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	4,016,026	(a)(c)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	42,272,059
Danske Bank A/S, Senior Notes	5.000%	1/12/22	11,168,000	11,545,220	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,780,300	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,884,364	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	11,381,730	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	5,360,000	5,414,884	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	5,192,922	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	1,116,805
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	2,670,000	3,119,748
HSBC Holdings PLC, Senior Notes
(2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	18,974,604	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	$10,753,000	$11,616,494	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,818,534	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	224,326
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,683,910
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,646,716	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,362,663	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	11,430,704	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	13,113,698	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	20,196,918	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	12,167,520	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	17,820,000	17,796,784	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	6,721,333	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	21,107,636	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	6,439,747	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	19,704,615	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	6,920,827	(c)

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes 3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	$5,000,000	$4,982,385	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	6,527,113
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	11,019,085
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	5,591,124
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	10,686,758
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	11,284,000	11,362,219
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	7,830,153
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,986,967	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	3,187,697
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	6,332,984	(c)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	14,509,691	(c)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	4,720,000	4,742,946	(a)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	12,590,000	12,732,878	(a)
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	3,609,000	3,616,721
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	11,177,536
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,799,261
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,791,000	1,830,994
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	599,275	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	541,804	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	4,648,000	4,667,982
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,731,907	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	$5,006,000	$5,034,282
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,471,468
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,778,735
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	15,061,957
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	537,000	537,000
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	12,646,098
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	8,205,420
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	9,686,019
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	15,830,000	16,176,192	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	12,505,788	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.432%)	2.879%	10/30/30	16,240,000	16,741,696	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	14,336,303	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	82,290,000	105,710,394	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,809,000	1,906,288
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	145,047
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	14,392,203
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	539,398
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,961,968
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,747,719
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	5,380,063

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	$16,048,000	$17,920,541
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	15,521,919

Total Banks				1,380,914,693

Capital Markets - 1.8%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,936,040
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,448,661
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,884,032
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,798,738
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	2,071,864	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	19,609,510	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	457,000	511,622
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	5/3/21	32,000	30,459	(c)(d)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	815,000	827,622
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	287,000	299,543
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	5,008,531
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,984,174
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,103,087
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,470,055
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	8,800,540
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	11,024,437
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,815,135

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	$5,481,000	$7,768,500
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	7,066,000	8,723,016
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	13,433,000	13,612,803	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	9,804,760	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	25,473,751	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	26,815,000	30,100,084	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	9,442,269
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	4,311,629
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	22,455,178
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	424,177	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/3/21	1,430,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	19,622,188	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	21,360,000	21,759,865	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	26,055,430	(c)

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	$7,449,000	$8,152,189	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	5,194,951	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,143,572
UBS AG, Senior Notes	1.750%	4/21/22	9,270,000	9,399,589	(a)
UBS AG, Senior Notes	4.500%	6/26/48	179,000	219,072	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	30,742,507	(a)(c)(d)
UBS Group AG, Senior Notes	3.491%	5/23/23	12,018,000	12,405,791	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	3,033,781	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	12,730,767	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	1,240,000	1,278,617	(a)(c)

Total Capital Markets				366,478,536

Consumer Finance - 0.2%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	10,375
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	21,832,860
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	7,342,512	(a)(c)

Total Consumer Finance				29,185,747

Diversified Financial Services - 0.2%
Banco Nacional de Comercio Exterior
SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	7,236,000	7,249,495	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	4.220%	12/21/65	3,743,000	3,111,369	(a)(c)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	5,760,000	5,850,667	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,849,805	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	869,000	870,614	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	$300,000	$306,572	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	638,717	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	9,009,152	(f)(g)

Total Diversified Financial Services				30,886,391

Insurance - 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	92	127	(a)(d)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%, 6.000% floor)	6.000%	2/12/23	2,259	2,267	(a)(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	5,081,000	5,507,522
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	4,020,895
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	8,523,619
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	168,000	171,679
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,269,310
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,731,724	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,849,058	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	6,365,000	8,005,266
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,801,375	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	5,088,181	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,527,139	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	134,536	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	4,292,783	(a)

Total Insurance				78,925,481

TOTAL FINANCIALS				1,886,390,848

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 2.6%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.450%	3/15/22	$1,424,000	$1,457,041
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,787,458
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,605,613
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	27,528,127
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,445,351
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,391,501
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,943,866
AbbVie Inc., Senior Notes	3.200%	11/21/29	33,920,000	36,109,733
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	271,277
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,269,000	15,040,047
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,573,132
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,880,493
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	833,488
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	4,806,027

Total Biotechnology				125,673,154

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	12,197,836
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,275,768
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	4,805,449
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	6,421,000	6,900,560
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,229,000	1,343,124
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,680,241
Medtronic Inc., Senior Notes	3.500%	3/15/25	946,000	1,038,163
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	517,846

Total Health Care Equipment & Supplies				30,758,987

Health Care Providers & Services - 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	794,120
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	2,105,088
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,882,397
Anthem Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,768,681
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,938,174
Anthem Inc., Senior Notes	3.650%	12/1/27	6,837,000	7,551,349
Cigna Corp., Senior Notes	3.750%	7/15/23	4,734,000	5,064,381
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,788,108
Cigna Corp., Senior Notes	4.375%	10/15/28	22,102,000	25,310,152

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Cigna Corp., Senior Notes	4.800%	8/15/38	$9,250,000	$11,075,566
Cigna Corp., Senior Notes	4.900%	12/15/48	3,130,000	3,843,136
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	396,204
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	194,216
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,529,000	1,623,116
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	5,087,519
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	3,055,277
CVS Health Corp., Senior Notes	4.300%	3/25/28	24,660,000	28,019,994
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	11,980,248
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	16,551,936
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	2,435,892
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	6,368,135
CVS Health Corp., Senior Notes	5.050%	3/25/48	11,548,000	14,199,144
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	4,666,397
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	696,707
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,326,360
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	4,159,284
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	12,530,314
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	907,361
Humana Inc., Senior Notes	4.950%	10/1/44	1,110,000	1,335,638
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	290,311
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,624,000	2,672,616
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	950,000	980,137
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,284,717
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	4,433,753
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,390,422
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	936,754
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	5,239,379
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	790,834
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	5,149,907
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	2,186,745
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,958,424
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	3,024,077
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	4,601,264
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,030,000	5,791,184
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	7,272,678
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	758,436

Total Health Care Providers & Services				232,416,532

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	$2,722,000	$2,741,975
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,429,824
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,251,488
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,893,259
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	2,245,000	2,497,864
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	7,299,000	7,945,038
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	17,176,000	18,790,163
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,311,000	1,688,232
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,000,000	3,663,760
GlaxoSmithKline Capital PLC, Senior Notes 2.850%		5/8/22	384,000	394,802
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,723,715
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	9,241,558
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	10,233,645
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,297,562
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	8,100,627
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	4,178,177
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,716,114
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	7,251,161
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	5,998,962
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	5,139,654
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	12,660,639
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,734,131

Total Pharmaceuticals				137,572,350

TOTAL HEALTH CARE				526,421,023

INDUSTRIALS - 2.5%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,591,030
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	24,179,505
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,461,721
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,630,475

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	2.800%	3/1/27	$1,791,000	$1,836,380
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,455,937
Boeing Co., Senior Notes	5.150%	5/1/30	18,760,000	21,630,148
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	13,637,883
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	547,941
Boeing Co., Senior Notes	5.705%	5/1/40	8,710,000	10,678,120
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	4,445,373
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	25,502,497
Boeing Co., Senior Notes	5.930%	5/1/60	5,180,000	6,664,087
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	802,056
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,070,000	3,677,970
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	6,203,793
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	665,173
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	10,230,949
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	3,182,513
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	48,756,891
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	3,183,830
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,578,805
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,718,626
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	6,138,881
Raytheon Technologies Corp., Senior Notes	5.400%	5/1/35	18,000	22,804
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	995,483
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	5,000,000	5,540,251
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	11,743,310

Total Aerospace & Defense				239,702,432

Airlines - 0.2%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	161,612	161,191
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	5,160,000	5,160,000

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	$4,030,000	$4,075,642
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,440,840
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,780,000	12,581,397	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	12,079,828	(a)

Total Airlines				35,498,898

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	410,583
Carrier Global Corp., Senior Notes	3.377%	4/5/40	2,530,000	2,530,302
Carrier Global Corp., Senior Notes	3.577%	4/5/50	1,610,000	1,583,839

Total Building Products				4,524,724

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,666,878
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,542,854
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,836,948
Waste Management Inc., Senior Notes	3.500%	5/15/24	958,000	1,035,106
Waste Management Inc., Senior Notes	4.150%	7/15/49	6,812,000	7,809,084

Total Commercial Services & Supplies				18,890,870

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	5,615,000	5,827,464
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,854,926

Total Electrical Equipment				8,682,390

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	16,335,519
3M Co., Senior Notes	3.050%	4/15/30	771,000	819,365
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	3,833,729
General Electric Co., Senior Notes	3.450%	5/1/27	1,390,000	1,510,692
General Electric Co., Senior Notes	3.625%	5/1/30	7,870,000	8,482,992
General Electric Co., Senior Notes	6.750%	3/15/32	788,000	1,056,727
General Electric Co., Senior Notes	5.875%	1/14/38	690,000	894,443
General Electric Co., Senior Notes	6.875%	1/10/39	30,683,000	43,225,810
General Electric Co., Senior Notes	4.250%	5/1/40	2,980,000	3,275,167
General Electric Co., Senior Notes	4.350%	5/1/50	3,830,000	4,261,911
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,740,228

Total Industrial Conglomerates				88,436,583

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	31

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	$1,840,000	$1,969,523
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	14,272,343
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	3,050,623

Total Machinery				19,292,489

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,481,538
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,593,149
Union Pacific Corp., Senior Notes	3.950%	9/10/28	170,000	190,710
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	6,054,364
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	3,190,879
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	6,862,108

Total Road & Rail				23,372,748

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,895,341

Transportation Infrastructure - 0.2%
DP World PLC, Senior Notes	5.625%	9/25/48	39,679,000	46,671,114	(a)

TOTAL INDUSTRIALS				489,967,589

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.0%††
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	2,101,664
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,881,000	2,341,873

Total Communications Equipment				4,443,537

IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	17,765,957
Mastercard Inc., Senior Notes	3.375%	4/1/24	2,552,000	2,772,817
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	5,513,453
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	17,436,498
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	5,680,000	5,783,504
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	6,065,462
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	3,223,444
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	6,675,991
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	7,934,517

Total IT Services				73,171,643

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	8,290,806
Broadcom Inc., Senior Notes	4.700%	4/15/25	15,520,000	17,502,609

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Broadcom Inc., Senior Notes	3.150%	11/15/25	$12,340,000	$13,160,728
Broadcom Inc., Senior Notes	4.150%	11/15/30	5,000,000	5,403,116
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	939,182
Intel Corp., Senior Notes	4.600%	3/25/40	3,010,000	3,642,057
Intel Corp., Senior Notes	4.750%	3/25/50	8,335,000	10,465,630
Micron Technology Inc., Senior Notes	2.497%	4/24/23	6,190,000	6,429,955
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	799,079
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	9,356,170
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,007,000	17,995,732
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	7,162,504
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	4,292,696	(a)
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	9,057
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	3,998,450
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	5,756,785
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	7,727,149

Total Semiconductors & Semiconductor Equipment				122,931,705

Software - 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	8,754,560
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,452,871
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	2,078,464
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	9,444,741
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	14,146,736
Microsoft Corp., Senior Notes	3.300%	2/6/27	24,180,000	26,708,230
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	123,163
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	4,576,604
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	2,688,460
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	172,061
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	873,625
Oracle Corp., Senior Notes	1.650%	3/25/26	20,110,000	20,278,286
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	22,413,466
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,675,141
salesforce.com Inc., Senior Notes	3.700%	4/11/28	9,212,000	10,298,293

Total Software				134,684,701

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	33

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	$16,150,000	$16,264,814
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	10,536,157
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	4,623,929

Total Technology Hardware, Storage & Peripherals				31,424,900

TOTAL INFORMATION TECHNOLOGY				366,656,486

MATERIALS - 1.6%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	18,883,701	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	5,136,098	(a)

Total Chemicals				24,019,799

Metals & Mining - 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	9,763,159	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	6,148,158	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,440,698	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	13,750,000	14,491,770
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,857,000	9,854,300
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	969,043
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	11,173,594
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	395,000	404,169
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	10,185,062
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	15,542,333	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	31,500,000	31,647,290	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,453,503	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	162,132	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	3,085,985	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	13,156,593	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	6,639,694	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,372,246	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	30,968,000	37,630,428
Southern Copper Corp., Senior Notes	5.875%	4/23/45	6,846,000	8,987,935

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	$33,527,000	$39,936,860
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,208,000	6,933,150
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	7,366,399

Total Metals & Mining				243,344,501

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	43,145,000	50,837,969

TOTAL MATERIALS				318,202,269

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	4,154,246	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,459,664	(a)

TOTAL REAL ESTATE				5,613,910

UTILITIES - 1.0%
Electric Utilities - 1.0%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	357,764
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,448,659	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	9,618,000	10,585,186	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	24,700,000	23,806,230	(a)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	779,000	784,145
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,838,021
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	4,244,566
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,499,443
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	3,824,000	4,031,074
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,696,902
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,102,000	16,251,772
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	25,020,000	33,496,499
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	1,970,000	2,215,811
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	7,833,480
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	10,340,000	10,356,104
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	3,098,425

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	$4,000,000	$3,777,252
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	830,000	753,859
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	1,940,000	1,689,313
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	5,105,436	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	7,739,520	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	17,755,522	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	13,326,000	16,248,991	(a)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,114,984

Total electric utilities				185,728,958

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,870,726
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	2,044,739

Total Multi-Utilities				4,915,465

TOTAL UTILITIES				190,644,423

TOTAL CORPORATE BONDS & NOTES (Cost - $5,901,362,557)				6,088,755,156

MORTGAGE-BACKED SECURITIES - 27.4%
FHLMC - 4.6%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	64,667,614	70,171,921
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-11/1/50	187,261,008	197,698,026
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/32-3/1/51	51,650,172	51,691,910
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/50	121,054,442	129,220,969
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	121,829	145,623

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-3/1/50	$31,355,520	$34,734,856
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47	9,341,327	10,263,554	(j)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	12/1/47	1,349,042	1,431,440	(j)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/48-3/1/50	30,633,786	33,888,475
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	9/1/50-2/1/51	62,266,810	64,316,647
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-4/1/51	43,567,313	43,576,674	(j)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	4/30/51	3,700,000	3,706,359	(k)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.170%	3/1/47	5,381,856	5,596,466	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	31,289,109	34,740,645
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-11/1/48	10,204,942	11,429,344
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	449,252	523,278
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	263,827	302,203
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	10,712,414	11,651,507
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	1/1/34-9/1/48	67,735,498	71,802,784
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,779,099	2,006,360
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	150,217	179,680
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-11/1/48	122,092,045	132,637,941

Total FHLMC				911,716,662

FNMA - 17.4%
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-7/1/41	7,055,479	8,386,679
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	691,542

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	$21,528	$22,030
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	1,218,273	1,403,854
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	5,120,119
Federal National Mortgage Association (FNMA)	2.500%	6/1/28-3/1/51	203,888,891	210,120,714
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,207,560	2,425,112
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	1,791,118	1,954,123
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	11,212,670
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,885,701	9,233,265
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	315,967,652	349,690,856
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	689,521	801,218
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	1,600,000	1,597,647
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	113,086,397	126,085,471
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,200,000	2,278,483
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,401,558	3,553,652	(c)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	1,749,852	2,025,723
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	4,196,270	4,226,923
Federal National Mortgage Association (FNMA)	1.500%	4/1/36-4/1/51	210,000,000	210,964,492	(k)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36	5,847,366	6,018,932	(j)
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-11/1/50	502,634,619	529,760,633
Federal National Mortgage Association (FNMA)	3.500%	3/1/37-8/1/39	4,722,576	5,063,097	(j)

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-9/1/50	$481,522,849	$513,367,469
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	357,804,762	391,994,246
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	20,261,840	21,792,102	(j)
Federal National Mortgage Association (FNMA)	4.500%	10/1/49-3/1/50	17,969,146	19,801,940	(j)
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-4/1/51	71,836,576	71,854,498	(j)
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-3/1/51	147,547,319	147,638,034
Federal National Mortgage Association (FNMA)	2.000%	4/1/51	647,500,000	646,336,533	(k)
Federal National Mortgage Association (FNMA)	2.500%	4/1/51	164,500,000	168,818,127	(k)
Federal National Mortgage Association (FNMA)	3.000%	4/1/51	600,000	625,008	(k)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.903%)	2.353%	11/1/35	220,901	233,921	(c)

Total FNMA				3,475,099,113

GNMA - 5.4%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	23,812	26,079
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	2,562,810	2,947,346
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	10,225	10,685
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,476,254	1,705,263
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	124,694	145,732
Government National Mortgage Association (GNMA)	5.000%	1/15/40	29,313	34,046
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	9,191,063	9,682,691
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	7,785,960	8,333,407

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	39

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$721,122	$774,135
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,770,309	2,043,205
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	411,859	489,346
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-4/20/50	168,906,065	183,356,053
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	70,152,755	76,983,395
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	78,961,707	85,158,408
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-12/20/50	181,125,792	189,741,763
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-4/20/50	143,941,047	155,717,483
Government National Mortgage Association (GNMA) II	3.500%	7/20/50-10/20/50	18,550,757	19,585,857	(j)
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	60,199,257	60,866,377
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	9,310,749	9,679,095
Government National Mortgage Association (GNMA) II	2.000%	4/20/51	160,300,000	161,865,432	(k)
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	98,900,000	102,052,438	(k)
Government National Mortgage Association (GNMA) II	3.000%	5/20/51	17,200,000	17,928,312	(k)

Total GNMA				1,089,126,548

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,427,002,260)				5,475,942,323

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.9%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	25,716,346

U.S. Government Obligations - 19.8%
U.S. Treasury Bonds	1.125%	8/15/40	105,880,000	86,135,034
U.S. Treasury Bonds	1.375%	11/15/40	70,790,000	60,237,866
U.S. Treasury Bonds	1.875%	2/15/41	5,270,000	4,908,511
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	86,701,231	(l)(m)
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	112,944,305

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	2.750%	8/15/47	$83,502,000	$89,280,273
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	71,083,466
U.S. Treasury Bonds	3.125%	5/15/48	115,130,000	132,075,697
U.S. Treasury Bonds	3.000%	2/15/49	14,520,000	16,318,268
U.S. Treasury Bonds	2.250%	8/15/49	257,740,000	249,328,212
U.S. Treasury Bonds	2.000%	2/15/50	83,730,000	76,601,502
U.S. Treasury Bonds	1.250%	5/15/50	435,750,000	328,974,230
U.S. Treasury Bonds	1.375%	8/15/50	511,075,000	398,957,922
U.S. Treasury Bonds	1.625%	11/15/50	213,870,000	178,280,695
U.S. Treasury Bonds	1.875%	2/15/51	90,070,000	79,951,198
U.S. Treasury Notes	0.125%	7/15/23	290,000	289,473
U.S. Treasury Notes	0.250%	11/15/23	1,430,000	1,429,441
U.S. Treasury Notes	0.375%	4/30/25	470,000	464,208
U.S. Treasury Notes	0.250%	5/31/25	291,590,000	286,065,737
U.S. Treasury Notes	0.250%	6/30/25	75,170,000	73,663,664
U.S. Treasury Notes	0.250%	8/31/25	1,260,000	1,230,912
U.S. Treasury Notes	0.250%	9/30/25	1,880,000	1,834,065
U.S. Treasury Notes	0.250%	10/31/25	80,150,000	78,057,021
U.S. Treasury Notes	0.375%	11/30/25	19,590,000	19,165,295
U.S. Treasury Notes	0.375%	12/31/25	1,860,000	1,816,770
U.S. Treasury Notes	0.375%	1/31/26	1,530,000	1,492,228
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	47,387,211
U.S. Treasury Notes	1.875%	7/31/26	104,370,000	109,040,149
U.S. Treasury Notes	2.000%	11/15/26	30,410,000	31,914,464
U.S. Treasury Notes	0.500%	4/30/27	12,530,000	12,003,348
U.S. Treasury Notes	0.500%	6/30/27	237,680,000	226,877,629
U.S. Treasury Notes	0.500%	10/31/27	26,060,000	24,686,760
U.S. Treasury Notes	0.625%	11/30/27	101,250,000	96,567,187
U.S. Treasury Notes	0.625%	12/31/27	375,800,000	357,876,102
U.S. Treasury Notes	0.750%	1/31/28	219,710,000	210,681,292
U.S. Treasury Notes	1.125%	2/29/28	17,790,000	17,481,455
U.S. Treasury Notes	1.250%	3/31/28	8,440,000	8,353,622
U.S. Treasury Notes	0.625%	5/15/30	130,750,000	119,013,145
U.S. Treasury Notes	0.625%	8/15/30	105,030,000	95,199,848
U.S. Treasury Notes	0.875%	11/15/30	90,880,000	84,064,000
U.S. Treasury Notes	1.125%	2/15/31	73,270,000	69,234,426
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,212,000	2,211,248

Total U.S. Government Obligations				3,949,879,110

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,312,078,434)				3,975,595,456

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	41

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 8.4%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.190%)	0.299%	7/25/46	$620,393	$564,505	(c)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	0.948%	10/27/46	4,333,634	4,369,606	(a)(c)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.856%	11/15/30	11,340,000	11,619,962	(a)(c)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	0.268%	2/27/37	4,152,077	4,082,234	(a)(c)
BANK, 2020-BN29 C	3.027%	11/15/53	1,930,000	1,899,685	(c)
Bear Stearns ARM Trust, 2004-9 24A1	3.271%	11/25/34	771,867	756,787	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	13,585,763	(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,740,832
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.356%	7/15/35	21,879,000	21,904,038	(a)(c)
BX Commercial Mortgage Trust, 2019- IMC A (1 mo. USD LIBOR + 1.000%)	1.106%	4/15/34	8,956,000	8,931,964	(a)(c)
BX Commercial Mortgage Trust, 2020- FOX A (1 mo. USD LIBOR + 1.000%)	1.106%	11/15/32	15,500,000	15,549,284	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.026%	10/15/36	11,229,704	11,250,467	(a)(c)
BX Commercial Mortgage Trust, 2020- VIV3 B	3.544%	3/9/44	7,530,000	7,924,478	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,602,877	(c)
CHL Mortgage Pass-Through Trust, 2005-9 2A1 (1 mo. USD LIBOR + 0.440%)	0.549%	5/25/35	179,531	141,006	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.619%	4/25/35	28,275	23,220	(c)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.036%	11/15/36	5,821,000	5,830,023	(a)(c)
CHT Mortgage Trust, 2017-CSMO B (1 mo. USD LIBOR + 1.400%)	1.506%	11/15/36	1,340,000	1,342,916	(a)(c)
CIM Trust, 2017-5 A3	4.000%	5/25/57	10,370,000	10,380,321	(a)(c)

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	$1,773,000	$1,922,996
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	9,780,307
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,850,101	(c)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	17,000,000	18,033,777
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	10,269,000	11,091,839	(a)
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	7,118,638
Citigroup Mortgage Loan Trust, 2018- RP2 A1	3.139%	2/25/58	11,585,244	12,090,854	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.006%	11/15/37	57,485,286	57,654,132	(a)(c)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,057,000	4,290,780	(a)(c)
Commercial Mortgage Trust, 2013- CR12 AM	4.300%	10/10/46	448,000	474,617
Commercial Mortgage Trust, 2013- CR12 B	4.762%	10/10/46	394,000	417,405	(c)
Commercial Mortgage Trust, 2013- CR12 C	5.067%	10/10/46	188,000	189,377	(c)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	2,830,000	3,032,600	(a)(c)
Commercial Mortgage Trust, 2014- UBS2 XA, IO	1.146%	3/10/47	15,590,356	424,494	(c)
Commercial Mortgage Trust, 2015- CR24 AM	4.028%	8/10/48	7,541,000	8,253,983	(c)
Commercial Mortgage Trust, 2017- PANW A	3.244%	10/10/29	9,771,000	10,170,967	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	8,239,968	(a)
Credit Suisse Mortgage Capital Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	1.456%	10/15/37	12,350,000	12,440,600	(a)(c)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	14,929,000	17,058,852	(c)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	15,022,308

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
CSMC Trust, 2015-12R 2A1	0.618%	11/30/37	$7,889,224	$7,877,957	(a)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	10,613,557	11,392,973	(a)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.086%	5/15/36	24,332,000	24,380,927	(a)(c)
CSMC Trust, 2019-NQM1 A1, Step bond	2.656%	10/25/59	18,822,222	19,177,687	(a)
CSMC Trust, 2019-RPL9 A1	3.007%	10/27/59	40,300,727	40,686,413	(a)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	32,704,850	33,631,679	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	11,887,389	11,874,336	(a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	4,065,427	4,060,978	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	36,064,227	36,656,012	(a)(c)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%)	4.139%	9/16/25	54,350,000	54,630,669	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	15,026,066	15,221,299	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.856%	7/25/47	24,140,000	24,320,688	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	15,390,393	15,369,273	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	39,611,130	40,306,353	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	0.806%	6/15/34	12,210,000	12,215,734	(a)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,417,923	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.559%	6/25/34	60,295	57,944	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	0.396%	4/15/36	4,526,971	3,941,276	(a)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	8,248,102	8,359,151	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	1,087,916	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	1,434,384	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K016 X1, IO	1.482%	10/25/21	1,500,684	2,369	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.304%	12/25/26	270,540,156	4,535,822	(c)

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K072 X1, IO	0.368%	12/25/27	$62,444,109	$1,427,797	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.559%	3/25/29	25,008,041	1,035,813	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.952%	5/25/29	20,175,483	1,368,346	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.238%	6/25/29	10,114,000	954,925	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.836%	10/25/29	14,366,853	901,816	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.312%	7/25/26	8,675,656	508,164	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.638%	10/25/26	34,924,340	1,088,930	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K741 X1, IO	0.658%	12/25/27	18,000,000	624,366	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.513%	2/25/35	25,684,417	4,025,619	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.512%	5/25/35	7,472,464	1,237,022	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.334%	7/25/35	12,373,919	1,801,472	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.203%	6/25/27	7,849,907	423,192	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	7,663,738
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,492,192	1,760,020

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 1345 A, PO	0.000%	7/15/22	$2	$2
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	1,447,275	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	2,267,512	2,572,246
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.184%	11/15/36	367,391	70,905	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.324%	2/15/37	972,302	201,779	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.924%	9/15/37	748,244	143,046	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.124%	1/15/40	211,473	41,426	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	768,277	851,474
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.844%	10/15/41	639,052	102,794	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.384%	12/15/41	388,440	84,642	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.944%	8/15/39	686,231	130,837	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.894%	8/15/42	1,116,703	222,008	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	759,116	83,530
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.094%	5/15/39	264,183	10,229	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	2,363,544	311,149
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.144%	9/15/42	685,056	91,747	(c)

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	$1,085,446	$66,164
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	589,278	29,496
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.844%	2/15/44	1,398,881	278,679	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.894%	5/15/44	528,201	98,637	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.282%	4/15/41	673,848	39,615	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	7,598,419	7,987,815
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	5,386,195	5,660,425
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	3,964,549	4,113,538
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	5,520,915	808,264
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	12,892,130	2,072,010
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	5,518,432	918,776
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	10,435,683	1,352,591
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	3,681,367	517,905
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	16,170,686	2,751,395
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,851,683	1,012,177
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	267,181	19,308
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	8/15/44	374,517	76,296	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.894%	12/15/46	5,527,533	1,140,678	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	47

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.317%	8/25/33	$20,330,000	$20,460,388	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2B (1 mo. USD LIBOR + 3.450%)	3.559%	10/25/29	8,336,000	8,588,197	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M1 (1 mo. USD LIBOR + 1.500%)	1.609%	8/25/50	2,268,688	2,269,419	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M1 (30 Day Average SOFR + 1.300%)	1.317%	10/25/50	19,350,814	19,373,671	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.917%	12/25/50	17,213,499	17,260,024	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M1 (SOFR30A + 0.650%)	0.667%	1/25/51	14,600,000	14,609,855	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017- C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.359%	7/25/29	14,968,333	14,915,375	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	0.668%	5/25/22	43,956,428	179,843	(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.570%	8/25/22	32,937,331	143,149	(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.438%	2/25/43	748,212	821,869	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.009%	1/25/24	46,262,558	281,526	(c)

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.439%	7/25/22	$18,971,188	$56,261	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.477%	12/25/24	114,641,369	2,028,327	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,900,000	2,072,521	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	1,078,935	1,157,807	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	4,139,193
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,048,000	2,321,602
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,648,000	4,032,542
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	4,566,061	5,085,127
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.831%	6/25/34	5,952,850	339,274	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.591%	6/25/29	9,934,911	395,530	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	235,895	249,820
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,597,100	5,658,046	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	2,000,000	2,093,640
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	5,179,261	5,434,719

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	49

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	$1,617,839	$1,620,940
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.468%	9/25/34	21,818,808	2,344,732	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.536%	12/25/33	39,892,292	4,415,610	(c)
Federal National Mortgage Association (FNMA) REMIC, 1991-97 KA, IO	1,009.250%	8/25/21	1	3
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS,IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.371%	4/25/40	447,059	90,043	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	3,038,269	3,252,742
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	724,646	812,395
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.591%	10/25/26	308,352	33,358	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	71,341	78,276
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.391%	4/25/42	1,005,245	202,541	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	660,585	766,908
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	262,989	319,586

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.541%	2/25/41	$106,472	$6,060	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	51,139	48,393
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.541%	3/25/42	900,692	152,409	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	102,278	96,719
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS,IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.491%	7/25/42	224,476	41,471	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	315,701	16,579
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	12/25/42	769,134	169,807	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS,IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	12/25/42	512,847	110,394	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,313,138	1,569,946
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	3,211,592	3,691,180
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	858,974	93,042
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	811,108	26,340

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	$1,302,148	$155,000
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	6/25/43	1,872,666	397,440	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.841%	12/25/43	3,868,284	745,868	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	9/25/41	1,621,271	235,050	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.179%	8/25/44	2,025,914	121,439	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS,IO(-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	8/25/45	914,475	217,307	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.991%	10/25/57	10,662,099	2,307,671	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.091%	11/25/47	3,238,020	591,699	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,192,112	5,317,368
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	9,519,655	1,579,668
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	8,221,745	1,298,797
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	4,904,234	799,076

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	$31,653,781	$4,666,236
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	33,418,116	4,404,488
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	24,708,777	4,414,571
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	26,359,527	4,040,850
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	19,709,478	3,186,652
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	278,297	56,235
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	99,134	19,446
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	51,633	8,187	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	47,415	7,885	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	68,062	10,717
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	346,931	71,911
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	978,549	51,287
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	1,277,234	76,083
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,075,544	103,344

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	$1,211,511	$195,593
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	868,235	121,024
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	541,625	101,938
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	6,875,951	6,928,100	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	1.975%	10/25/36	17,373,356	3,233,877	a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	43,529,500	73,652	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	3,493,835	3,542,877	(a)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.369%	4/20/40	93,741	20,241	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	1,378,529	1,429,912
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	361,129	379,609
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.439%	6/20/40	1,537,857	397,924	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.539%	1/20/40	113,428	8,899	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	2,035,826	2,107,696
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.665%	3/20/60	1,351,836	1,359,220	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.115%	5/20/60	635,611	645,250	(c)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.470%	8/20/58	$476,154	$476,801	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.500%	12/20/60	873,452	875,540	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.520%	12/20/60	1,458,522	1,462,413	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.620%	1/20/61	1,105,613	1,111,058	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.620%	12/20/60	1,262,339	1,268,993	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.570%	2/20/61	1,033,904	1,037,932	(c)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.600%	3/20/61	1,628,740	1,635,928	(c)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.620%	3/20/61	1,288,645	1,294,487	(c)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.888%	4/16/53	15,976,918	316,180	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.939%	3/20/42	1,635,996	358,979	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.088%	3/16/49	5,537,020	17,427	(c)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	363,972	6,232
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	122,191	6,631
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	8/16/42	689,112	154,774	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.174%	2/16/53	7,968,571	64,879	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.094%	10/16/42	$716,796	$169,940	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.155%	10/16/48	72,418,175	669,224	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.429%	11/16/47	25,099,772	462,235	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.755%	11/16/47	5,264,276	5,500,665	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.163%	2/16/46	6,812,706	239,650	(c)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	341,479	1,237
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.044%	6/16/43	520,170	66,827	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.005%	6/16/48	214,300	228,146	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.129%	2/16/48	1,685,088	25,053	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.662%	9/16/55	5,520,964	204,515	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.089%	8/20/44	5,781,938	1,297,763	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	1,108,707	61,579
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	23,354	23,347
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.656%	8/16/54	15,730,013	463,490	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.798%	4/16/55	22,529,840	813,311	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,069,228	324,575
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	10,984,770	2,010,905
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	10/16/46	1,859,137	521,201	(c)

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.579%	8/16/58	$11,276,133	$504,500	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.653%	2/16/57	13,153,168	641,330	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.699%	7/16/58	7,730,924	368,436	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.643%	2/16/59	6,066,577	294,429	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.628%	4/16/57	11,989,594	565,466	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.581%	12/16/59	9,180,239	448,563	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.597%	3/16/60	4,449,914	220,656	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.636%	11/20/67	666,103	60,794	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,203,396	2,344,552
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	2,926,499	3,027,234
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.420%	2/20/68	5,851,521	5,853,712	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.420%	5/20/68	9,350,860	9,354,522	(c)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.420%	5/20/68	4,335,400	4,337,414	(c)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	7,789,780	8,050,245
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	5,070,516	5,266,262
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	1,980,521	2,036,054
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	11,315,376	1,764,024
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	3,673,389	580,079
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.875%	5/16/60	15,951,563	1,240,135	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	$4,046,062	$593,723
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	12,418,170	1,831,124
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	6,008,013	909,226
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	5,503,958	806,683
Government National Mortgage Association (GNMA), 2020-157 IO, IO	1.052%	6/16/62	18,956,913	1,596,310	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,957,827	590,534
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	5,705,026	896,261
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	18,790,476	2,908,777
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	41,622,053	4,888,485
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	5,969,203	501,020	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.967%	12/16/62	98,009,436	8,761,436	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.261%	5/20/70	13,339,604	14,044,969	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.361%	4/20/70	10,940,849	11,303,370	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.611%	7/20/70	3,851,265	3,902,730	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.561%	7/20/70	4,252,576	4,303,049	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.561%	7/20/70	40,942,406	41,389,637	(c)
Government National Mortgage Association (GNMA), 2021-22 IO, IO	0.997%	5/16/63	17,558,111	1,582,778	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	25,167,941	5,059,873	(j)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	$17,206,214	$1,365,750	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.440%	12/15/36	8,101,000	8,064,480	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.406%	9/15/31	26,400,000	24,387,512	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	2.606%	9/15/31	31,936,000	23,424,002	(a)(c)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	1,077,816	(c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	10,290,000	11,189,608
GS Mortgage Securities Trust, 2018- RIVR D (1 mo. USD LIBOR + 1.334%)	1.440%	7/15/35	11,033,000	10,485,397	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	0.851%	6/20/35	4,512,142	4,497,911	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	2.987%	9/25/35	17,365	16,700	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.889%	1/15/47	439,000	470,070	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.554%	9/15/47	1,379,000	1,314,624	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.702%	8/15/46	2,260,000	2,330,730	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,865,037
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.862%	5/15/28	2,451,692	2,259,900	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT A (1 mo. USD LIBOR + 1.150%)	1.256%	7/15/34	21,056,606	20,336,369	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT B (1 mo. USD LIBOR + 2.200%)	2.306%	7/15/34	9,816,858	9,189,707	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	14,902,634	15,143,265	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	12,154,233	12,401,363	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	59

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Legacy Mortgage Asset Trust, 2020- GS5 A1	3.250%	6/25/60	$9,525,919	$9,711,887	(a)
Legacy Mortgage Asset Trust, 2021- GS1 A1, Step bond	1.892%	10/25/66	18,407,745	18,539,544	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	49,519	42,208	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.459%	5/25/35	399,701	221,772	(a)(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	0.849%	8/25/36	5,469,841	5,500,134	(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	2.754%	12/25/35	18,482	15,232	(c)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	2.135%	2/25/36	33,197	33,310	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,356,900	(c)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	0.956%	11/15/34	2,134,024	2,133,321	(a)(c)
Morgan Stanley Capital I Trust, 2019- BPR A (1 mo. USD LIBOR + 1.400%)	1.506%	5/15/36	19,362,000	18,848886	(a)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.026%	3/15/52	41,977,199	2,843,913	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.014%	7/25/35	387,617	378,273	(c)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.861%	10/8/21	25,680,000	25,680,000	(a)(c)(f)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	6,358,000	6,223,472	(a)(c)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	141,828	141,419	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	15,455,173	(a)
New Residential Mortgage Loan Trust, 2015-2A A1	3.750%	8/25/55	8,144,912	8,662,316	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	5,989,952	6,395,101	(a)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	8,897,925	9,571,299	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	9,713,204	10,365,653	(a)(c)

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (n) - (continued)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	$11,503,735	$12,317,556	(a)(c)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	15,174,217	16,465,169	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 A1	3.500%	12/25/57	14,860,449	15,566,130	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	16,249,742	17,380,497	(a)(c)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	17,943,908	18,936,701	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005- AP2 A5, Step bond	5.476%	5/25/35	60,788	40,838
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	770,611	780,658	(a)(c)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	1.056%	7/26/37	2,700,864	2,717,250	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	35,583,297	35,755,933	(a)(c)
PFP V Sub Loan Trust, 2020-A A	3.108%	10/15/23	9,214,102	9,278,840	(a)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	285,893	286,006	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	14,874,672	13,387,545	(a)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%, 1.939% floor)	1.939%	6/15/33	6,449,065	6,457,912	(a)(c)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	22,200,000	22,701,960	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	0.429%	10/25/35	219,251	217,194	(c)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,577,501	(c)
UBS Commercial Mortgage Trust, 2018-C15 C	5.136%	12/15/51	2,960,000	3,092,166	(c)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	35,719,065	(a)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	2,213,171	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.767%	9/25/33	7,992	8,086	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	61

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (n) - (continued)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	2.781%	9/25/36	$85,483	$80,081	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005- AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	0.689%	12/25/45	33,745	33,453	(c)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004- RA1 2A	7.000%	3/25/34	2,464	2,623
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,916,293	1,955,697	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	2,199,289
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.095%	5/15/48	32,659,531	1,128,834	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	8,031,062
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	242,064	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.014%	3/15/47	7,597,500	161,443	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,932,711	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.030%	8/15/47	25,452,495	682,254	(c)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,768,100
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	6,177,875	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,679,628,450)				1,682,421,717

ASSET-BACKED SECURITIES - 6.5%
ABPCI Direct Lending Fund IX LLC, 2020-9A A1	2.190%	11/18/31	15,770,000	15,824,612	(a)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.795%	5/1/27	770,708	770,963	(a)(c)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.174%	7/20/31	4,790,000	4,809,304	(a)(c)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.724%	10/20/31	12,727,000	12,772,168	(a)(c)
AIMCO CLO Series, 2017-AA A (3 mo. USD LIBOR + 1.260%)	1.484%	7/20/29	400,000	400,000	(c)

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
AIMCO CLO Series, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	0.000%	4/20/34	$400,000	$400,000	(a)(c)(j)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.613%	1/19/33	7,750,000	7,768,732	(a)(c)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.635%	10/17/31	5,980,000	6,002,305	(a)(c)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	1.215%	4/30/31	1,543,000	1,541,926	(a)(c)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	1.395%	11/10/30	4,791,000	4,798,196	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.144%	7/25/32	226,890	227,180	(c)
Apidos CLO XXXV, 2021-35A A (3 mo. USD LIBOR + 1.050%)	0.000%	4/20/34	13,800,000	13,800,000	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	11,164,895	11,515,100	(a)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	895,500	917,943	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	2.072%	4/22/31	4,478,000	4,479,402	(a)(c)
Ares XLIV CLO Ltd., 2017-44A A2 (3 mo. USD LIBOR + 1.350%)	1.591%	10/15/29	1,582,000	1,582,128	(a)(c)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.161%	4/15/30	8,060,000	8,065,400	(a)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	0.329%	5/25/36	104,163	39,111	(c)
Atrium IX, 9A AR2 (3 mo. USD LIBOR + 0.990%)	1.181%	5/28/30	1,090,000	1,089,998	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	5,433,000	5,840,441	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	18,669,835	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,670,000	31,908,044	(a)
Bain Capital Credit CLO, 2017-1A B (3 mo. USD LIBOR + 1.800%)	2.024%	7/20/30	250,000	250,582	(a)(c)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	1.413%	4/18/33	4,650,000	4,661,472	(a)(c)
Balboa Bay Loan Funding Ltd., 2020-1A A (3 mo. USD LIBOR + 1.350%)	1.490%	1/20/32	4,700,000	4,715,980	(a)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.382%	11/20/30	$930,000	$929,997	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	1.084%	12/25/34	3,901,059	3,864,620	(c)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.377%	1/20/32	6,000,000	6,011,790	(a)(c)(o)
BlackRock Elbert CLO V Ltd., 5A A1 (3 mo. USD LIBOR + 1.900%)	2.164%	12/15/31	13,640,000	13,665,998	(a)(c)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.232%	11/20/28	1,647,713	1,649,946	(a)(c)
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	1.402%	10/22/30	245,096	245,828	(a)(c)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.321%	7/15/31	8,000,000	8,008,616	(a)(c)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	1.373%	4/15/34	11,330,000	11,363,322	(a)(c)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.549%	1/15/33	4,540,000	4,558,246	(a)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.701%	12/27/39	2,759,282	2,820,766	(c)
Canyon CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.450%)	1.660%	10/15/31	16,950,000	16,989,866	(a)(c)
Canyon CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.920%)	2.161%	7/15/28	4,009,320	4,012,094	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.193%	4/17/31	4,486,360	4,484,812	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.263%	7/27/31	16,300,771	16,318,603	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.219%	7/28/28	6,568,883	6,566,683	(a)(c)
CARLYLE US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	1.841%	10/15/31	4,050,000	4,050,591	(a)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.924%	4/20/29	6,605,000	6,605,000	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.474%	7/20/30	1,000,000	1,000,379	(a)(c)

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
CBAM Ltd., 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	1.973%	10/17/29	$7,778,000	$7,787,707	(a)(c)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	7,840,000	7,898,933	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	2.041%	1/15/32	1,950,000	1,951,923	(a)(c)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.091%	10/15/31	7,690,000	7,718,069	(a)(c)
CIFC Funding Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.650%)	1.874%	8/24/32	4,500,000	4,516,245	(a)(c)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.234%	4/23/29	3,600,000	3,601,901	(a)(c)
Columbia Cent CLO 29 Ltd., 2020-29A A1N (3 mo. USD LIBOR + 1.700%)	1.924%	7/20/31	2,710,000	2,724,973	(a)(c)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	11,827,677	11,842,150	(a)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.449%	12/25/36	249,201	197,622	(a)(c)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	6.279%	2/3/29	4,017	1,720	(a)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	31,411,386	32,627,352	(a)(c)
CSMC Trust, 2017-RPL1 M1	3.035%	7/25/57	22,223,700	20,575,746	(a)(c)
Cumberland Park CLO Ltd., 2015-2A CR (3 mo. USD LIBOR + 1.800%)	2.024%	7/20/28	1,750,000	1,754,912	(a)(c)
DB Master Finance LLC, 2017-1A A2I	3.629%	11/20/47	2,182,500	2,232,145	(a)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	9,117,235	9,645,475	(a)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.441%	7/15/30	8,351,000	8,351,000	(a)(c)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.042%	4/15/34	8,351,000	8,351,000	(a)(c)(j)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.141%	10/15/27	4,187,997	4,189,597	(a)(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.259%	11/25/69	5,617,058	5,683,074	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	2,232,069	2,393,379

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	65

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	$340,000	$355,185
Ford Credit Auto Owner Trust, 2020-1 C	2.540%	8/15/31	3,197,000	3,338,967	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	24,211,931
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	2.218%	7/23/32	6,717,000	6,721,124	(a)(c)
Fortress Credit Opportunities XIII CLO Ltd., 2020-13A A (3 mo. USD LIBOR + 2.250%)	2.491%	7/15/28	1,245,847	1,249,332	(a)(c)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	1.841%	10/15/30	10,971,000	10,965,701	(a)(c)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	1.495%	2/5/31	2,250,000	2,234,207	(a)(c)
Golub Capital Partners CLO 41 B Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	1.491%	1/20/34	6,720,000	6,739,333	(a)(c)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	1.944%	10/20/31	10,568,000	10,600,729	(a)(c)
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	3.445%	5/5/32	1,250,000	1,251,466	(a)(c)
Golub Capital Partners CLO 47M Ltd., 2020-49A A1 (3 mo. USD LIBOR + 2.500%)	2.724%	7/20/32	2,750,000	2,762,207	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.251%	4/15/31	6,680,000	6,686,834	(a)(c)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.378%	1/27/31	16,929,969	16,951,504	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.484%	1/20/30	9,450,000	9,465,092	(a)(c)
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.430%)	0.969%	8/25/35	1,076,074	1,080,282	(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.298%	7/25/27	1,380,251	1,380,936	(a)(c)

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.574%	1/20/33	$1,420,000	$1,424,017	(a)(c)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.629%	11/30/32	9,640,000	9,694,071	(a)(c)
Hertz Vehicle Financing II LP, 2016-2A A	2.950%	3/25/22	89,911	90,239	(a)
Hertz Vehicle Financing II LP, 2016-4A A	2.650%	7/25/22	405,584	407,548	(a)
Hertz Vehicle Financing II LP, 2019-1A A	3.710%	3/25/23	475,187	477,416	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	9,430,000	9,418,213	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	0.289%	2/25/36	383,377	382,847	(c)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	1.593%	1/16/33	1,750,000	1,754,494	(a)(c)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.830%)	1.071%	4/15/27	7,301,759	7,301,759	(a)(c)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	1.473%	7/17/29	1,515,000	1,513,455	(a)(c)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	2.073%	7/17/29	5,821,000	5,871,584	(a)(c)
JGWPT XXXIV LLC, 2015-1A B	4.250%	9/17/74	1,291,522	1,354,317	(a)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	2.041%	7/15/31	600,000	605,752	(a)(c)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.474%	1/20/29	10,971,000	10,989,958	(a)(c)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	2.024%	1/20/29	4,621,000	4,660,630	(a)(c)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	1.353%	10/16/30	5,750,000	5,755,537	(a)(c)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	0.000%	1/15/32	3,080,000	3,092,151	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.303%	7/16/31	3,728,000	3,734,472	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.481%	7/15/27	2,976,819	2,977,236	(a)(c)
Legacy Mortgage Asset Trust, 2019- GS5 A1, Step bond	3.200%	5/25/59	26,492,220	26,761,863	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	$11,287,015	$11,357,726	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	9,495,614	9,524,447	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	0.631%	1/21/31	35,369	35,080	(c)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	1.409%	11/25/34	84,743	84,884	(c)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.346%	10/18/31	7,100,000	7,104,977	(a)(c)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	1.324%	7/20/31	4,478,000	4,484,627	(a)(c)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	1.274%	11/15/28	4,917,000	4,918,401	(a)(c)
Marathon CLO XIII Ltd., 2019-1A A1BL (3 mo. USD LIBOR + 2.000%)	2.241%	4/15/32	4,702,000	4,704,685	(a)(c)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.841%	7/15/29	4,000,000	3,994,052	(a)(c)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	1.932%	5/22/27	1,724,000	1,728,498	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	1,633,346	1,683,577	(a)(c)
MP CLO VIII Ltd., 2015-2A AR (3 mo. USD LIBOR + 0.910%)	1.129%	10/28/27	1,263,312	1,263,790	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.824%	10/20/30	6,090,000	6,136,589	(a)(c)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	1.706%	10/15/31	2,000,000	2,037,204	(a)(c)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	11,084,082	11,848,928	(a)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	16,730,000	17,206,203	(a)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	13,600,000	13,833,615	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	3,065,446	3,078,737	(a)
Navient Student Loan Trust, 2014-5 A (1 mo. USD LIBOR + 0.620%)	0.729%	3/25/83	990,197	993,821	(c)

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	0.298%	8/27/36	$20,000,000	$19,398,282	(c)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.709%	9/25/47	9,411,176	9,388,891	(a)(c)
Newark BSL CLO 2 Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	1.154%	7/25/30	2,780,000	2,781,426	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	9,743,033	9,797,051	(a)
Ocean Trails CLO, 2020-9A A2 (3 mo. USD LIBOR + 2.270%)	2.553%	10/15/29	5,135,000	5,160,521	(a)(c)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	23,730,000	23,809,495	(a)(c)
Ocean Trails CLO X, 2020-10A A1 (3 mo. USD LIBOR + 1.550%)	1.744%	10/15/31	10,245,000	10,256,044	(a)(c)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.284%	1/20/31	10,810,000	10,813,394	(a)(c)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.571%	10/15/32	8,250,000	8,266,979	(a)(c)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.194%	2/14/31	13,480,000	13,479,973	(a)(c)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.475%	10/19/32	6,950,000	6,959,584	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.215%	5/23/31	5,330,000	5,337,318	(a)(c)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.534%	11/15/32	2,740,000	2,749,801	(a)(c)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.024%	4/20/32	14,280,000	14,315,029	(a)(c)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	2.049%	7/20/31	3,950,000	3,961,739	(a)(c)
Pretium Mortgage Credit Partners LLC, 2020-RPL2 A1	3.179%	6/27/69	20,417,884	20,484,434	(a)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	0.420%	5/25/46	6,857,076	6,842,109	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.189%	4/20/34	7,620,000	7,623,566	(a)(c)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	1.304%	7/20/28	7,497,616	7,500,585	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Romark CLO III Ltd., 2019-3A A1 (3 mo. USD LIBOR + 1.370%)	1.611%	7/15/32	$4,380,000	$4,423,524	(a)(c)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	12,550,000	12,473,183
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	4,992,405	5,323,726
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.291%	7/15/28	6,578,843	6,582,843	(a)(c)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	1.361%	7/15/30	891,122	892,860	(a)(c)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.847%	10/20/31	24,190,000	24,280,229	(a)(c)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	0.344%	9/15/39	4,000,000	3,896,924	(c)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	0.768%	10/25/64	6,426,316	6,455,323	(a)(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.368%	3/25/44	23,455,573	22,884,146	(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.106%	6/15/37	10,007,648	10,086,399	(a)(c)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	9,725,182	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	19,110,000	18,818,987	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	15,632,478	(a)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	1.315%	7/26/31	649,000	649,484	(a)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	2,282,123	2,303,783	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	0.909%	2/25/34	3,639,165	3,622,022	(c)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	1.373%	1/17/26	240,965	240,988	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,873,586	4,101,106	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.183%	4/16/31	2,954,000	2,954,998	(a)(c)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.018%	1/23/28	2,776,000	2,781,299	(a)(c)

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
TCI-Flatiron CLO Ltd., 2016-1A AR2 (3 mo. USD LIBOR + 1.150%)	1.386%	1/17/32	$7,330,000	$7,334,618	(a)(c)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.875%	10/13/29	5,426,000	5,443,662	(a)(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	23,396,969	24,160,174	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	18,940,057	(a)(c)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	1.254%	10/20/27	1,926,647	1,927,082	(a)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.924%	10/20/28	5,472,000	5,489,992	(a)(c)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.518%	10/25/32	11,322,000	11,336,798	(a)(c)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	13,198,000	13,581,125	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,832,387	1,924,198
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,780,721	3,939,930
Venture 37 CLO Ltd., 2019-37A A1N (3 mo. USD LIBOR + 1.390%)	1.631%	7/15/32	1,970,000	1,972,039	(a)(c)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.413%	10/18/31	8,300,000	8,300,531	(a)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	1.951%	6/7/30	7,075,000	7,075,000	(a)(c)
Voya CLO Ltd., 2017-3A A1A (3 mo. USD LIBOR + 1.230%)	1.454%	7/20/30	18,500,000	18,500,000	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.391%	10/15/31	27,280,000	27,300,269	(a)(c)
Voya CLO Ltd., 2017-3A A1R	0.000%	4/20/34	11,300,000	11,300,000	(a)(c)(j)
Wellfleet CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.850%)	2.091%	7/15/31	2,260,000	2,268,195	(a)(c)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.628%	7/24/32	4,979,000	4,986,125	(a)(c)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.992%	10/24/31	16,430,000	16,495,342	(a)(c)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,500,000	10,687,618	(a)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.731%	7/15/32	8,934,400	8,955,092	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,273,814,150)				1,289,298,684

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	71

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT	VALUE
SOVEREIGN BONDS - 4.3%
Brazil - 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	$6,170,000	$5,888,370

Chile - 0.2%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	40,960,000	38,145,638

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	8,752,204
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	6,182,790
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	14,997,413
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	8,959,000	9,578,605
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	24,368,339

Total Colombia				63,879,351

India - 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,739,823	(a)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,066,000	1,069,011	(b)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,128,000	5,297,660	(b)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	259,304	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	304,000	339,050	(b)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	816,000	924,886	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	26,057,000	28,646,693	(a)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	6,063,000	6,742,446	(b)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	8,851,825	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,705,000	3,213,087	(b)

See Notes to Schedule of Investments.

72	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - continued
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	$6,233,000	$7,557,534	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,078,000	2,349,667	(a)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	29,900,000	30,488,946

Total Indonesia				95,740,109

Israel - 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	22,680,000	23,786,671
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	13,987,291
State of Israel	3.800%	5/13/60	3,000,000	3,223,125	(b)
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	5,123,250

Total Israel				46,120,337

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	29,191,804	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	27,583,000	30,494,110	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,347,000	4,685,479
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	9,547,000	10,424,465
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	120,459
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	58,074,000	61,461,166
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	13,344,000	13,695,147

Total Mexico				90,386,716

Panama - 0.4%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,886,769
Panama Government International Bond, Senior Notes	2.252%	9/29/32	8,570,000	8,167,296
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	14,500,981

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	73

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - (continued)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	$19,262,000	$21,397,482
Panama Government International Bond, Senior Notes	4.300%	4/29/53	28,960,000	31,199,766
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,279,158

Total Panama				82,431,452

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	10,000,000	10,034,600
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	16,569,000	22,439,314
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	17,088,000	22,679,108

Total Peru				55,153,022

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	5,749,000	6,007,705
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	28,455,000	31,194,932

Total Poland				37,202,637

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	15,556,000	16,600,772	(b)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,327,543	(b)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	20,302,000	23,096,976	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	33,046,000	40,567,931	(a)

Total Qatar				81,593,222

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	48,800,000	59,894,290	(b)

Saudi Arabia — 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	3,047,345	(a)

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	25,131,050	(a)

See Notes to Schedule of Investments.

74	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - (continued)
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	$4,140,000	$4,272,795	(b)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	59,010,000	56,389,366	(a)

Total United Arab Emirates				85,793,211

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	22,174,000	25,780,712
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	23,475,739

Total Uruguay				49,256,451

TOTAL SOVEREIGN BONDS (Cost - $835,525,898)				861,957,888

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost -$598,802,459)			4,498,863	585,077,133

			FACE AMOUNT
U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.9%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	$30,510,403	43,813,705
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	14,704,172	21,298,371
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	30,546,966	39,975,523	(m)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	49,799,068	57,725,747	(l)(m)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	14,443,260	17,720,862

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $165,386,484)				180,534,208

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $131.25	4/23/21	104	104,000	56,875
U.S. Treasury 10-Year Notes Futures, Put @ $131.00	4/23/21	104	104,000	76,375
U.S. Treasury 10-Year Notes Futures, Put @ $132.50	4/23/21	105	105,000	182,109
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00	4/23/21	21	21,000	41,016

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	75

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	4/23/21	522	$522,000	$725,906
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00	4/23/21	416	416,000	396,500

TOTAL PURCHASED OPTIONS (Cost - $1,593,889)				1,478,781

	RATE	MATURITY DATE	FACE AMOUNT
MUNICIPAL BONDS - 0.0%††
Illinois - 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,586

Ohio - 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable- combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	208,555

TOTAL MUNICIPAL BONDS (Cost - $188,033)				212,141

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,195,382,614)				20,141,273,487

			SHARES
SHORT-TERM INVESTMENTS - 5.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,134,516,600)	0.010%		1,134,516,600	1,134,516,600	(o)

TOTAL INVESTMENTS - 106.5% (Cost - $21,329,899,214)				21,275,790,087
Liabilities in Excess of Other Assets - (6.5)%				(1,302,993,890)

TOTAL NET ASSETS - 100.0%				$19,972,796,197

See Notes to Schedule of Investments.

76	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on this security is currently in default as of March 31, 2021.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of March 31, 2021.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2021, the Fund held TBA securities with a total cost of $1,323,994,274.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(m)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $1,140,528,390 and the cost was $1,140,516,600 (Note 2).

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	77

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
ETF	— Exchange-Traded Fund
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	$99.13	789	$1,972,500	$(212,044)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75	524	1,310,000	(317,675)
U.S. Treasury 5-Year Notes Futures, Call	4/2/21	123.75	212	212,000	(8,281)
U.S. Treasury 5-Year Notes Futures, Call	4/23/21	124.00	2,651	2,651,000	(310,665)
U.S. Treasury 5-Year Notes Futures, Call	4/23/21	124.50	856	856,000	(26,750)
U.S. Treasury 5-Year Notes Futures, Call	5/21/21	124.00	338	338,000	(84,500)
U.S. Treasury 5-Year Notes Futures, Put	4/23/21	123.50	1,589	1,589,000	(657,946)
U.S. Treasury 5-Year Notes Futures, Put	4/23/21	123.75	530	530,000	(289,844)
U.S. Treasury 10-Year Notes Futures, Call	4/2/21	131.25	127	127,000	(21,828)
U.S. Treasury 10-Year Notes Futures, Call	4/2/21	131.75	618	618,000	(38,625)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	132.00	342	342,000	(90,844)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	132.25	234	234,000	(51,188)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	132.50	756	756,000	(129,937)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	133.00	1,969	1,969,000	(215,359)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	134.00	3,026	3,026,000	(141,844)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	135.00	121	121,000	(3,781)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	135.50	238	238,000	(3,719)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	136.50	529	529,000	(8,266)

See Notes to Schedule of Investments.

78	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	$131.50	518	$518,000	$(396,594)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	132.00	1,301	1,301,000	(711,484)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	134.00	3,091	3,091,000	(434,672)
U.S. Treasury 10-Year Notes Futures, Put	4/23/21	131.50	312	312,000	(312,000)
U.S. Treasury Long-Term Bonds Futures, Call	4/2/21	155.50	104	104,000	(32,500)
U.S. Treasury Long-Term Bonds Futures, Call	4/2/21	156.00	52	52,000	(9,750)
U.S. Treasury Long-Term Bonds Futures, Call	4/2/21	157.00	43	43,000	(2,688)
U.S. Treasury Long-Term Bonds Futures, Call	4/2/21	157.50	125	125,000	(5,859)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	157.00	2,064	2,064,000	(1,290,000)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	158.00	103	103,000	(40,234)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	159.00	1,571	1,571,000	(392,750)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	160.00	312	312,000	(48,750)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	161.00	219	219,000	(23,953)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	162.00	317	317,000	(24,766)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	163.00	53	53,000	(3,313)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	164.00	1,330	1,330,000	(62,344)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	165.00	476	476,000	(14,875)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	166.00	159	159,000	(4,969)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	157.00	1,149	1,149,000	(1,382,391)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	158.00	1,045	1,045,000	(930,703)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	159.00	1,437	1,437,000	(943,031)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	160.00	572	572,000	(268,125)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	79

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	$163.00	211	$211,000	$(36,266)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	165.00	305	305,000	(33,359)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	166.00	211	211,000	(19,781)
U.S. Treasury Long-Term Bonds Futures, Put	4/23/21	154.00	156	156,000	(212,062)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $20,151,341)					$(10,250,315)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Interest rate swaption, Call	Citibank N.A.	6/1/21	175.00	bps	6,579,000	$6,579,000	$(23,983)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	26,535,000	26,535,000	(96,728)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	12,624,000	12,624,000	(46,018)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	13,676,000	13,676,000	(67,347)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	13,676,000	13,676,000	(67,347)
Interest rate swaption, Put	Citibank N.A.	6/1/21	225.00	bps	6,579,000	6,579,000	(174,018)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	26,535,000	26,535,000	(701,865)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	12,624,000	12,624,000	(333,911)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	13,676,000	13,676,000	(304,251)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	13,676,000	13,676,000	(304,251)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,934,072)							$(2,119,719)

TOTAL WRITTEN OPTIONS (Premiums received - $22,085,413)							$(12,370,034)

Abbreviation(s) used in this schedule:

bps - basis point spread (100 basis points = 1.00%)

See Notes to Schedule of Investments.

80	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	523	9/23	$129,551,473	$129,403,275	$(148,198)
90-Day Eurodollar	31,159	12/23	7,710,916,687	7,695,883,513	(15,033,174)
U.S. Treasury 5-Year Notes	27,085	6/21	3,369,970,488	3,342,246,747	(27,723,741)
U.S. Treasury 10-Year Notes	5,361	6/21	710,617,300	701,955,937	(8,661,363)
U.S. Treasury Ultra Long-Term Bonds	2,826	6/21	533,292,267	512,124,188	(21,168,079)

					(72,734,555)

Contracts to Sell:
90-Day Eurodollar	8,045	6/21	1,995,750,980	2,007,730,312	(11,979,332)
90-Day Eurodollar	22,572	12/21	5,622,123,614	5,628,046,050	(5,922,436)
U.S. Treasury 2-Year Notes	5,598	6/21	1,236,929,646	1,235,627,294	1,302,352
U.S. Treasury Long- Term Bonds	4,881	6/21	777,164,145	754,572,093	22,592,052
U.S. Treasury Ultra 10-Year Notes	1,168	6/21	174,812,147	167,827,000	6,985,147
					12,977,783

Net unrealized depreciation on open futures contracts					$(59,756,772)

At March 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$570,370,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(1,669)	$(147,564)
1,091,787,000	12/18/25	3-Month LIBOR quarterly	1.100% semi -annually	—	(9,489,969)
402,966,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(1,008,527)	21,494,979
370,133,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(1,242,432)	19,973,201
256,747,000	11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	646,363	9,274,058

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	81

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (continued)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$155,714,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	$251,337	$1,926,397
	274,282,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	477,540	1,592,331
	165,060,000	7/20/45	0.560% annually	Daily SOFR annually	1,319,601	43,087,559
	67,600,000	8/19/45	0.740% annually	Daily SOFR annually	—	15,803,965
	106,648,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	3,887,772	26,229,230
	151,723,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	1,838,824	36,534,728
	49,130,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	289,275	5,711,626
	42,338,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	233,208	8,724,108
	20,815,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	18,787	4,277,384
	132,264,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	(107,969)	6,796,829
	55,242,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	937,149	15,563,600
	80,924,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	395,975	18,591,449
	9,111,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	94,754	351,181
	27,352,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(3,419)	1,239,273

Total	$4,030,206,000				$8,026,569	$227,534,365

See Notes to Schedule of Investments.

82	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$291,106	7/25/36	4.420% monthly	$29,617	$16,160	$13,457	(a)(b)
Markit CDX.NA.IG.34 Index	408,265,000	6/20/25	1.000% quarterly	7,350,672	(4,603,985)	11,954,657
Markit CDX.NA.IG.36 Index	3,133,868,000	6/20/26	1.000% quarterly	73,434,881	68,128,155	5,306,726

Total	$3,542,133,000			$80,785,553	$63,524,170	$17,261,383

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	83

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

84

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

85

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,877,381,696	$9,009,152	$1,886,390,848
Other Corporate Bonds & Notes	—	4,202,364,308	—	4,202,364,308
Mortgage-Backed Securities	—	5,475,942,323	—	5,475,942,323
U.S. Government & Agency Obligations	—	3,975,595,456	—	3,975,595,456
Collateralized Mortgage Obligations	—	1,682,421,717	—	1,682,421,717
Asset-Backed Securities	—	1,289,298,684	—	1,289,298,684
Sovereign Bonds	—	861,957,888	—	861,957,888
Investments in Underlying Funds	$585,077,133	—	—	585,077,133
U.S. Treasury Inflation Protected Securities	—	180,534,208	—	180,534,208
Purchased Options	1,478,781	—	—	1,478,781
Municipal Bonds	—	212,141	—	212,141

Total Long-Term Investments	586,555,914	19,545,708,421	9,009,152	20,141,273,487

Short-Term Investments†	1,134,516,600	—	—	1,134,516,600

Total Investments	$1,721,072,514	$19,545,708,421	$9,009,152	$21,275,790,087

Other Financial Instruments:
Futures Contracts	$30,879,551	—	—	$30,879,551
Centrally Cleared Interest Rate Swaps	—	$237,171,898	—	237,171,898
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	29,617	—	29,617
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	17,261,383	—	17,261,383

Total Other Financial Instruments	$30,879,551	$254,462,898	—	$285,342,449

Total	$1,751,952,065	$19,800,171,319	$9,009,152	$21,561,132,536

86

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$10,250,315	—	—	$10,250,315
OTC Written Options	—	$2,119,719	—	2,119,719
Futures Contracts	90,636,323	—	—	90,636,323
Centrally Cleared Interest Rate Swaps	—	9,637,533	—	9,637,533

Total	$100,886,638	$11,757,252	—	$112,643,890

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended March 31, 2021. The following transactions were effected in such companies for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,125,377,450	$1,923,975,627	1,923,975,627	$1,914,836,477	1,914,836,477
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	6,269,069	—	—	6,269,000	6,269,000
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	6,000,000	6,000,000	—	—

	$1,131,646,519	$1,929,975,627		$1,921,105,477

87

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$41,218	—	$1,134,516,600
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	—	14,099	$(69)	—
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	14,232	11,790	6,011,790

	—	$69,549	$11,721	$1,140,528,390

88